Summary of Significant Accounting Policies - Warrants (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 08, 2023	Feb. 03, 2023	Dec. 31, 2022	Nov. 09, 2022	Dec. 31, 2021
Warrants
Sale of private placement warrants (in shares)				985,278	10,000,000	985,278	316,250	985,278
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 9.91		$ 3.36	$ 0.01	$ 4.56
Warrants	$ 9,636,000	$ 8,422,000	$ 9,919,000			$ 4,108,000
Warrant, denominator						$ 3,000,000
Liquidity price of SAFE and SAFE warrants, condition one						90.00%
Maximum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				4.56				$ 4.56
Minimum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 3.36		$ 3.36